Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures
BMW Financial Services NA, LLC (the “Company”)
SG Americas Securities, LLC
(together, the “Specified Parties”)
Re: BMW Vehicle Lease Trust 2018-1, Asset-Backed Notes – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the following:
(i)
specified attributes identified by the Company in the electronic data file entitled “$2.0Bio 2018-1 BMWVLT Initial Pool Cut (Lease to KPMG) 08-06-18.csv” (the “Data File”) provided by the Company on August 8, 2018, containing information related to 43,584 automobile retail leases (the “Leases”) as of July 31, 2018 (the “Cutoff Date”),

(ii)
specified attributes identified by the Company in the electronic data file entitled “July prelim BMW 2018-1 ALD tape for KMPG samples.xlsx” (the “XML Data File”) provided by the Company on September 4, 2018, containing information related to the Selected Leases (defined below) as of the Cutoff Date, and

(iii)
the ALG Residual Amount in the electronic data file entitled “2018-1 Lease ALG Recalc (sent to KPMG).xlsx” (the “ALG Residual File”) provided by the Company on September 4, 2018, containing information related to the Selected Leases (defined below) as of the Cutoff Date, each pertaining to the Leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2018-1, Asset-Backed Notes. The Company is responsible for the specified attributes identified by the Company in the Data File and the XML Data File and the ALG Residual Amount in the ALG Residual File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the Source Documents (defined below) indicated in the procedure and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•
The term “Electronic Lien Title State List” means a list provided by the Company which included the following states: Arizona, California, Florida, Georgia, Louisiana, North Carolina, Nebraska, Nevada, Pennsylvania, South Carolina, South Dakota, and Virginia.

•	The term “Florida Vehicle Website” means https://services.flhsmv.gov/MVCheckWeb/.
•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

•	The term “ALG Files” means the electronic data files provided by the Company containing information from the Automotive Lease Guide (“ALG”) Website as of the Cutoff Date.
•	The term “ALG Residual Value” means the updated ALG residual amount of each Specified Lease in the ALG Residual File as of the Cutoff Date.
•	The term “ALG Residual Value Schedule” means the ALG Residual Values for the Specified Leases as of the Cutoff Date.
•
The term “Source Documents” means the following information provided by the Company: Motor Vehicle Lease Agreement; Modification Letter; Customer’s Billing Statement; Florida Vehicle Website; Electronic Lien Title State List; Title Documents; Registration Application; Credit Application; information obtained from the Company’s Customer Express System, Company’s Funding System, and Loan Center System; ALG Files; and ALG Residual Value Schedule.

I.	Data File Procedures
A.
We randomly selected 100 Leases from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Leases”). For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Specified Leases that we were instructed to randomly select from the Data File.

B.
For each Selected Lease, we compared or recomputed the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute (Field Name in the Data File)	Source Document(s)/Instruction

First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement

Monthly Base Payment Amount (MonthlyPaymentAmt)	Motor Vehicle Lease Agreement, Company’s Customer Express System, Modification Letter

Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement

Maturity Date (ContractEndDate)	Motor Vehicle Lease Agreement, Customer’s Billing Statement

For purposes of comparing the Maturity Date, we were instructed by the Company to deem the Maturity Date to be in agreement if the difference was not greater than 1 day.

State of Registration (GaragingStateCode)	Title Documents

Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement

Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement

Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

Attribute (Field Name in the Data File)	Source Document(s)/Instruction

FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Loan Center System

Remaining Term to Maturity (RemainingTerm)
As instructed by the Company, we recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Cutoff Date.

Days Past Due (MaxDaysOver)	As instructed by the Company, we recomputed the Days Past Due as follows:

	(i)	if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, we recomputed the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due to be zero.

ALG Residual Amount at Inception (ALGMsrp )	As instructed by the Company, we recomputed the ALG Residual Amount at Inception as the product of:

	(i)	the Adjusted Manufacturer’s Suggested Retail Price, and

	(ii)	the sum of:

(a) the ALG percentage and

(b) the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

	(i)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Inception Adjustment Percentage and

	(ii)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

Attribute (Field Name in the Data File)	Source Document(s)/Instruction

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount at Inception to be in agreement if the difference was not greater than $0.01.
We found the information listed above regarding the Selected Leases in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above.
C.
As instructed by the Company, we observed the Title Documents for each Selected Lease noting the Company’s security interest in the motor vehicle was Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents. If there were no Title Documents available and the State of Registration was on the Electronic Lien Title State List, the Company instructed us to perform the following procedures: (i) observe that the Electronic Lien Title has been issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was Financial Services Vehicle Trust and named as the owner of the vehicle on the Registration Application.

For Selected Leases #16 and #22, we were instructed by the Company to search for the Title Documents using the VIN on the Florida Vehicle Website and noted that the Company’s security interest in the motor vehicle was Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents.
We did not perform any procedures to determine if the Title Documents or the Registration Application complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.
D.	We observed the original Motor Vehicle Lease Agreement and observed that each agreement was signed. We make no representation regarding the authenticity of the signatures.
II.	XML Data File Procedures
For each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.
Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

Lease Number (ASSET_NUMBER)	Company’s Customer Express System

Origination Date (ORIGINATIONDATE)	Motor Vehicle Lease Agreement

Acquisition Cost (ACQUISITION_COST)	Motor Vehicle Lease Agreement

Original Term to Maturity (OriginalTerm)	Motor Vehicle Lease Agreement

Maturity Date (CONTRACTENDDATE)	Motor Vehicle Lease Agreement or Customer’s Billing Statement

For purposes of comparing the Maturity Date, we were instructed by the Company to compare the month and year of the Maturity Date.

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

First Payment Date (FIRSTPAYMENTDATE)	Motor Vehicle Lease Agreement

For purposes of comparing the First Payment Date, we were instructed by the Company to compare the month and year of the First Payment Date.

Subvented - Yes/No (Subvented)	Company’s Funding System, Loan Center System

For the purposes of identifying if a lease was subvented (Subvented field was equal to 1, 2, or 98 as provided by the Company), we were instructed by the Company to perform the following procedure:

	(i)	Using the Company’s Funding System, if the rate type was “Sales Support,” the lease was considered subvented.

	(ii)	Using the Company’s Funding System, if the rate type was “New,” we were instructed by the Company to perform the following:

	a.	Using the Company’s Funding System, if the BMW Defined Rate was not equal to the rate on the Motor Vehicle Lease Agreement, the lease was considered subvented.

	b.	Using the Motor Vehicle Lease Contract, if we observed a cash rebate was used, the lease was considered subvented.

Vehicle Model (VEHICLE_MODEL_NAME)	Motor Vehicle Lease Agreement

Vehicle Model Year (VEHICLE_MODEL_YEAR)	Motor Vehicle Lease Agreement

Vehicle Type (VehicleTypeCode)	Motor Vehicle Lease Agreement, Credit Application

The Company instructed us that a Vehicle Type (VehicleTypeCode) of 1 equals a car and a Vehicle Type (VehicleTypeCode) of 3 equals an SUV.

Original Vehicle Value (VEHICLE_VALUE_AMOUNT)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

Contractual Residual Value (CONTRACT_RESIDUAL_VALUE)	Motor Vehicle Lease Agreement

FICO Credit Score (CREDIT_SCORE)	Company’s Funding System, Loan Center System

Co-lessee – Yes/No (COSIGNERINDICATOR)	Credit Application, Loan Center System

State of Registration (GEOGRAPHIC_LOCATION)	Title Documents

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

Remaining Term to Maturity (REMAINING_TERM_NUMBER)
As instructed by the Company, we recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Cutoff Date.

Monthly Base Payment Amount (REPORTING_PERIOD_NEXT_PAYMENT)	Motor Vehicle Lease Agreement, Company’s Customer Express System, Modification Letter

Days Past Due (CURRENT_DELINQUENCY_STATUS)	As instructed by the Company, we recomputed the Days Past Due as follows:

	(i)	if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, we recomputed the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

ALG Residual Amount at Inception (BASE_RESIDUAL_VALUE)	As instructed by the Company, we recomputed the ALG Residual Amount at Inception as the product of:

	(iii)	the Adjusted Manufacturer’s Suggested Retail Price, and

	(iv)	the sum of:

(a) the ALG percentage and

(b) the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

	(iii)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Inception Adjustment Percentage and

	(iv)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount at Inception to be in agreement if the difference was not greater than $0.01.

We found the information listed above regarding the Selected Leases in the XML Data File to be in agreement with the corresponding information in the respective Source Documents noted above.
III.	ALG Residual File Procedures
As instructed by the Company and for each Selected Lease, we recomputed the ALG Residual Amount as the lesser of:
•	the ALG Residual Amount at Inception from the Data File, and
•	the ALG Residual Value.
 For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, and information indicated in the Data File, XML Data File, and Source Documents and instructions provided by the Company without verification or evaluation of such methodologies, information, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.
/s/ KPMG LLP
McLean, Virginia
September 28, 2018

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****721267	34	****993264	67	****888927
2	****905566	35	****846619	68	****326073
3	****681023	36	****600974	69	****883406
4	****507023	37	****719798	70	****895016
5	****541006	38	****640768	71	****928361
6	****817780	39	****406353	72	****915046
7	****478769	40	****878315	73	****957092
8	****708996	41	****786264	74	****740347
9	****804083	42	****780146	75	****997386
10	****570930	43	****729439	76	****804081
11	****964260	44	****857542	77	****931680
12	****007144	45	****803007	78	****725265
13	****749309	46	****802388	79	****731581
14	****784383	47	****764667	80	****772280
15	****861471	48	****966853	81	****987253
16	****835789	49	****581689	82	****818542
17	****699583	50	****946925	83	****000331
18	****008271	51	****882427	84	****912251
19	****865464	52	****832500	85	****807507
20	****533234	53	****799456	86	****794154
21	****850117	54	****877242	87	****527826
22	****735861	55	****587652	88	****326860
23	****462060	56	****300809	89	****460452
24	****373863	57	****881284	90	****831337
25	****402306	58	****657688	91	****910636
26	****626290	59	****785103	92	****997897
27	****443080	60	****479037	93	****385973
28	****997208	61	****594277	94	****739048
29	****981751	62	****861256	95	****756474
30	****745657	63	****553098	96	****924544
31	****858385	64	****981192	97	****687547
32	****975006	65	****796958	98	****771314
33	****448569	66	****718109	99	****590117
				100	****945854